Note 12 - Convertible Notes - Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Long-term Convertible Notes Related Party [Text Block]
NOTE
9
– CONVERTIBLE NOTES - RELATED PARTY

Convertible notes - related party consists of the following at:

	March 31, 2020	December 31, 2019
Convertible note due to the spouse of Bill Chaaban, President of CEN, which bears an interest at 12% per annum. This note is convertible to 867,576 common shares with a maturity date of August 17, 2020.	$1,388,122	$1,388,122

Convertible notes in default due to Harold Aubrey de Lavenu, a Director of CEN, bearing interest at 5% per annum. These notes are convertible to 548,980 common shares and matured on March 31, 2019.	878,368	878,368

Convertible note in default due to Alex Tarrabain, a Director of CEN, bearing interest at 5% per annum. This note is convertible to 30,000 common shares and matured on March 31, 2019.	48,000	48,000

Convertible notes due to Joseph Byrne, CEO of CEN, bearing interest at 12% per annum. This note is convertible to 140,120 common shares with a maturity date of August 17, 2020.	224,191	224,191

Convertible note due to Darren Ferris, brother of Ameen Ferris, a Director of CEN, bearing interest at 5% per annum. This note is convertible to 12,500 common shares with a maturity date of June 19, 2021.	20,000	20,000

Total convertible notes payable - related party	2,558,681	2,558,681
Less current portion	2,538,681	2,538,681

Convertible notes payable - related party, less current portion	$20,000	$20,000

Attributable related party accrued interest was
$873,984
and
$814,115
as of
March 31, 2020
and
December 31, 2019,
respectively. Interest expense attributable to related party convertible notes was
$59,869,
and
$59,129
for the
three
months ended
March 31, 2020
and
2019,
respectively.

These notes
may
be converted at the option of the note holder at any time after registration of CEN’s common stock upon written notice by the note holder. These notes are convertible into a total of
1,599,176
common shares.

As of
June 12, 2020,
we are currently in default of
$926,368
of convertible notes payable, which are convertible into
578,980
shares of common stock.

NOTE
12
– CONVERTIBLE NOTES - RELATED PARTY

Convertible notes - related party consists of the following at
December 31:

	2019	2018
Convertible note due to the spouse of Bill Chaaban, President of CEN, which bears an interest at 12% per annum. This note is convertible to 867,576 common shares with a maturity date of August 17, 2020.	$1,388,122	$1,388,122

Convertible notes in default due to Harold Aubrey de Lavenu, a Director of CEN, bearing interest at 5% per annum. These notes are convertible to 548,980 common shares and matured on March 31, 2019.	878,368	878,368

Convertible note in default due to Alex Tarrabain, a Director of CEN, bearing interest at 5% per annum. This note is convertible to 30,000 common shares and matured on March 31, 2019.	48,000	48,000

Convertible notes due to Joseph Byrne, CEO of CEN, bearing interest at 12% per annum. This note is convertible to 140,120 common shares with a maturity date of August 17, 2020.	224,191	224,191

Convertible note due to Darren Ferris, brother of Ameen Ferris, a Director of CEN, bearing interest at 5% per annum. This note is convertible to 12,500 common shares with a maturity date of June 19, 2021.	20,000	-

Total convertible notes payable - related party	2,558,681	2,538,681
Less current portion	2,538,681	926,368

Convertible notes payable - related party, less current portion	$20,000	$1,612,313

In
March 2018,
Bill Chaaban, President of CEN, fully assigned and transferred all rights, title, and interests in his loans and related accrued interest due from CEN to his spouse.

Attributable related party accrued interest was
$814,115
and
$588,854
as of
December 31, 2019
and
2018,
respectively. Interest expense attributable to related party convertible notes was
$240,261
and
$246,568
in
2019
and
2018,
respectively.

These notes
may
be converted at the option of the note holder at any time after registration of CEN’s common stock upon written notice by the note holder. These notes are convertible into a total of
1,599,176
common shares.

As of
April 14, 2020,
we are currently in default of
$926,368
of convertible notes payable, which are convertible into
578,980
shares of common stock.